Derivatives, Fair Value Hedging Basis Adjustment (Details) - Fair Value Hedging [Member] $ in Millions	Dec. 31, 2017 USD ($)
Hedged Items Currently Designated [Member] | Investment securities, available-for-sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	$ 32,498
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	870
Hedged Items Currently Designated [Member] | Loans [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	140
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	(1)
Hedged Items Currently Designated [Member] | Mortgages held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	465
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	(1)
Hedged Items Currently Designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities)	(23,679)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	158
Hedged Items Currently Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities)	(128,950)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	(2,154)
Hedged Items No Longer Designated [Member] | Investment securities, available-for-sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	5,221
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	343
Hedged Items No Longer Designated [Member] | Loans [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0
Hedged Items No Longer Designated [Member] | Mortgages held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0
Hedged Items No Longer Designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities)	0
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0
Hedged Items No Longer Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities)	(1,953)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	16
Foreign exchange contract [Member] | Hedged Items Currently Designated [Member] | Investment securities, available-for-sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	1,500
Foreign exchange contract [Member] | Hedged Items Currently Designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities)	(7,700)
Re-Designated As Hedging Instrument [Member] | Investment securities, available-for-sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	2,100
Re-Designated As Hedging Instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	$ 297